Tortoise Energy Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 69.6%	Shares	Value
United States Crude Oil Pipelines - 3.9%
Plains GP Holdings L.P.	967,887	$21,816,173

United States Data Center Infrastructure - 1.6%
Core Scientific, Inc. (a)(b)	225,158	3,820,931
Fermi, Inc. (a)	490,778	4,893,057
		8,713,988

United States Equipment/Services - 0.5%
ProPetro Holding Corp. (a)	227,239	2,756,409

United States Natural Gas Gathering/Processing - 1.0%
Hess Midstream LP - Class A	137,548	5,320,357

United States Natural Gas/Natural Gas Liquids Pipelines - 18.6%
Cheniere Energy, Inc.	119,908	28,265,913
ONEOK, Inc.	268,890	22,256,025
Targa Resources Corp.	92,352	21,776,602
The Williams Companies, Inc.	404,448	30,220,354
		102,518,894

United States Oil & Gas Production - 23.1%
Antero Resources Corporation (a)	366,683	13,497,601
Chevron Corporation	78,238	14,611,729
Coterra Energy, Inc.	360,714	11,034,241
Devon Energy Corporation	139,861	6,088,149
EQT Corporation	590,582	36,273,546
Expand Energy Corp.	136,722	14,755,038
Exxon Mobil Corp.	129,629	19,768,423
Ovintiv, Inc.	228,772	11,573,576
		127,602,303

United States Refined Product Pipelines - 6.4%
Marathon Petroleum Corporation	55,438	10,988,366
Phillips 66	79,390	12,252,259
Valero Energy Corporation	58,220	11,914,141
		35,154,766

United States Renewables and Power Infrastructure - 14.5%
Clearway Energy, Inc. - Class C	156,408	5,991,990
Constellation Energy Corp. (b)	130,170	42,940,480
Evergy, Inc.	105,799	8,851,144
Sempra Energy	77,469	7,457,941
Vistra Corp. (b)	83,826	14,576,503
		79,818,058
TOTAL COMMON STOCKS (Cost $252,003,865)		383,700,948

MASTER LIMITED PARTNERSHIPS - 18.3%	Units	Value
United States Natural Gas Gathering/Processing - 2.6%
Western Midstream Partners LP	351,831	14,632,651

United States Natural Gas Pipelines - 7.9%
Energy Transfer LP	1,366,983	25,753,960
Enterprise Products Partners LP	496,507	17,943,763
		43,697,723

United States Refined Product Pipelines - 7.8%
MPLX LP	726,567	42,823,859
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $29,375,393)		101,154,233

CORPORATE BONDS - 9.9%	Par	Value
Canada Crude Oil Pipelines - 0.7%
Enbridge, Inc., 5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	3,736,000	3,754,620

United States Natural Gas Gathering/Processing - 2.6%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.63%, 07/15/2026 (c)	3,536,000	3,554,574
7.00%, 07/15/2029 (c)	1,736,000	1,813,122
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (c)	4,728,000	4,906,988
ONEOK, Inc., 5.38%, 06/01/2029	4,191,000	4,341,949
		14,616,633

United States Natural Gas/Natural Gas Liquids Pipelines - 4.3%
DT Midstream, Inc., 4.38%, 06/15/2031 (c)	5,836,000	5,757,818
NGPL PipeCo LLC, 7.77%, 12/15/2037 (c)	8,605,000	10,307,686
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028 (c)	7,397,000	7,411,826
		23,477,330

United States Refining - 1.4%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (c)	7,472,000	7,508,688

United States Renewables and Power Infrastructure - 0.9%
Vistra Operations Co. LLC, 7.75%, 10/15/2031 (c)	3,236,000	3,421,397
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (c)	1,736,000	1,801,180
		5,222,577
TOTAL CORPORATE BONDS (Cost $52,574,480)		54,579,848

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (d)	15,074,390	15,074,390
TOTAL MONEY MARKET FUNDS (Cost $15,074,390)		15,074,390

TOTAL INVESTMENTS - 100.5% (Cost $349,028,128)		554,509,419
Liabilities in Excess of Other Assets - (0.5)%		(2,829,985)
TOTAL NET ASSETS - 100.0%		$551,679,434

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $46,483,279 or 8.4% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Tortoise Energy Fund
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)% (a)(b)
Constellation Energy Corp., Expiration: 03/20/2026; Exercise Price: $380.00	$(42,917,388)	(1,301)	$(247,190)
Core Scientific, Inc., Expiration: 03/20/2026; Exercise Price: $25.00	(3,819,947)	(2,251)	(58,526)
Vistra Corp., Expiration: 03/20/2026; Exercise Price: $215.00	(14,432,870)	(830)	(37,350)
TOTAL WRITTEN OPTIONS (Premiums received $262,770)			$(343,066)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Tortoise Energy Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$383,700,948	$–	$–	$383,700,948
Master Limited Partnerships	101,154,233	–	–	101,154,233
Corporate Bonds	–	54,579,848	–	54,579,848
Money Market Funds	15,074,390	–	–	15,074,390
Total Investments	$499,929,571	$54,579,848	$–	$554,509,419

Liabilities:
Investments:
Written Options	$(37,350)	$(305,716)	$–	$(343,066)
Total Investments	$(37,350)	$(305,716)	$–	$(343,066)

Refer to the Schedule of Investments for further disaggregation of investment categories.